Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000203122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	26.29%	15.04%	10.20%
C000203123
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	32.00%	15.53%	10.02%
C000203117
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000203118
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000203119
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000203121
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000203122
Average Annual Return [Line Items]
Average Annual Return, Percent	33.99%	16.42%	10.85%
Without Sales Load [Member] | C000203123
Average Annual Return [Line Items]
Average Annual Return, Percent	33.00%	15.53%	10.02%
Without Sales Load [Member] | C000203117
Average Annual Return [Line Items]
Average Annual Return, Percent	33.69%	16.08%	10.56%
Without Sales Load [Member] | C000203118
Average Annual Return [Line Items]
Average Annual Return, Percent	34.39%	16.78%	11.21%
Without Sales Load [Member] | C000203119
Average Annual Return [Line Items]
Average Annual Return, Percent	34.37%	16.71%	11.13%
Without Sales Load [Member] | C000203121
Average Annual Return [Line Items]
Average Annual Return, Percent	34.40%	16.74%	11.16%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.40%	15.58%	13.16%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.40%	15.58%	13.16%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.40%	15.58%	13.16%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.40%	15.58%	13.16%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.40%	15.58%	13.16%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.40%	15.58%	13.16%